Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2017
Registrant Name	dei_EntityRegistrantName	Advisors Preferred Trust
Central Index Key	dei_EntityCentralIndexKey	0001556505
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	apt
Document Creation Date	dei_DocumentCreationDate	May 01, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2017
OnTrack Core Fund | OnTrack Core Fund Advisor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return while keeping the Fund’s volatility and downside risk below that of major equity market indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2016, the Fund’s portfolio turnover rate was 435% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	435.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s adviser delegates execution of the Fund’s investment strategy to the sub-adviser. The sub-advisor will use a flexible investment approach that emphasizes capital preservation, but allows the portfolio managers to adopt a less conservative posture and to increase emphasis on capital appreciation when they believe the additional risk is warranted by favorable market conditions. The sub-adviser seeks to achieve the Fund’s investment objective by investing long-or-short primarily in stocks, bonds and commodities using the sub-adviser’s technical and risk control strategies. However, the sub-adviser may choose to not allocate Fund assets to each group, depending upon market conditions. The sub-adviser executes stock investments primarily through: (1) individual stocks, (2) stock mutual funds, (3) stock exchange-traded funds (“ETFs”), (4) swap contracts on individual stocks, stock mutual funds and ETFs (5) stock index-based and sector-based futures contracts and (6) limited partnerships and limited liability companies (pooled vehicles); bond investments primarily through: (1) bond mutual funds, (2) bond ETFs and swap contracts on individual bond mutual funds and ETFs, and (3) limited partnerships and limited liability companies (pooled vehicles); and commodity investments primarily through: (1) commodity ETFs, (2) commodity-linked exchange-traded notes, (3) commodity-linked structured notes and (4) commodity futures contracts. The Fund limits its investment in privately placed pooled vehicles that are commonly known as hedge funds and excluded from the definition of investment company under Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act of 1940, as amended, (the “1940 Act”) to no more than 10% of Fund assets. The Fund may invest 100% of its assets in ETFs and or mutual funds. The sub-adviser seeks total return from capital appreciation and income from both dividends and interest payments.

The Fund invests without restriction as to issuer or counterparty country or capitalization and without restriction as to bond credit quality, maturity, issuer type or structure. These investments may include significant allocations to lower quality rated corporate debt commonly known as “junk bonds.” Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). Bonds include mortgage-backed securities (“MBS”). The sub-adviser may invest in foreign countries including emerging markets. However, the sub-adviser focuses primarily on U.S. investments. The sub-adviser uses derivatives as substitutes for underlying assets and for risk management. The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty. The sub-adviser takes short positions when it believes a specific asset or asset class will decline in price or to manage (hedge) the price risk of the long positions in the Fund’s portfolio. When the sub-adviser believes market conditions are appropriate, the Fund may borrow money from banks to make additional portfolio investments. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed). The sub-adviser engages in frequent trading to achieve the Fund’s investment objective, which results in turnover in excess of 100%. The Fund may, but is not required to be, fully invested; it may also be 100% in money market funds or other money market instruments as a defensive measure.

The Fund may use leverage achieved through the use of swaps and futures, as well as bank borrowings, and other instruments to leverage the returns of the Funds’ portfolio to take advantage of market opportunities. However, these instruments may also be used for hedging purposes.

The sub-adviser’s technical strategy is based on a form of technical analysis known as “chart analysis” that attempts to invest in up-trending assets that are expected to produce above average risk-adjusted returns. Up-trending assets are those with generally rising prices and down-trending assets are those with generally falling prices. The sub-adviser also uses this technique to take short positions in down-trending assets. The sub-adviser defines risk as expected return volatility and expected downside loss. Expected downside loss is also referred to as downside risk or drawdown risk.

The sub-adviser invests long in assets that it believes have up-trending prices and relatively attractive risk-adjusted returns; and invests short in assets that it believes have down-trending prices and relatively unattractive risk-adjusted returns, or to hedge portfolio risks. The sub-adviser sells long positions when it believes price trends or risk trends have become unattractive. The sub-adviser covers (buys back) short positions when price trends have turned neutral or up-trending, or risk trends have turned neutral, or when hedging is no longer needed.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund directly and indirectly through the Fund’s investment in mutual funds, ETFs and pooled vehicles.

• Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments.

• Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives, including futures contracts, will tend to magnify the Fund’s losses.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market securities also tend to be less liquid.

• Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

• Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

• Leverage Risk: Derivatives magnify losses because they require only a small investment relative to their notional amount. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

• Management Risk: The sub-adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets.

• Mortgage-Backed Security Risk: MBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.

• Mutual Fund, ETF Risk and Pooled Vehicle Risk: Mutual funds, ETFs and pooled vehicles involve duplication of investment advisory fees and certain other expenses. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Pooled vehicles will not have all the protections of the 1940 Act such as governance standards, limits on leverage and fees including the structure of performance-based managed fees.

• Short Position Risk: The Fund’s short positions may result in a loss if the price of the short position instruments rise and it costs more to cover the short positions. In contrast to the Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited.

• Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Advisor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Advisor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.advisorspreferred.com or by calling 1-855-747-9555.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Advisor Class shares for each full calendar year since the Fund's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-747-9555
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorspreferred.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Advisor Class Performance Bar Chart For Calendar Years Ended December 31st:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	5.14%	6/30/2016
Worst Quarter	(3.61)%	9/30/2014

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.61%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

OnTrack Core Fund | OnTrack Core Fund Advisor Class Shares | Barclays Capital U.S. 1-3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.26%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.09%	[1]
OnTrack Core Fund | OnTrack Core Fund Advisor Class Shares | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.65%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%	[2]
OnTrack Core Fund | OnTrack Core Fund Advisor Class Shares | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.96%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	12.48%	[3]
OnTrack Core Fund | OnTrack Core Fund Advisor Class Shares | Advisor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OTRGX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 331
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,009
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,712
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,576
Annual Return 2014	rr_AnnualReturn2014	0.41%
Annual Return 2015	rr_AnnualReturn2015	(4.63%)
Annual Return 2016	rr_AnnualReturn2016	10.17%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.17%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 21, 2013
OnTrack Core Fund | OnTrack Core Fund Advisor Class Shares | Advisor Class Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.12%
Since Inception	rr_AverageAnnualReturnSinceInception	0.25%
OnTrack Core Fund | OnTrack Core Fund Advisor Class Shares | Advisor Class Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.76%
Since Inception	rr_AverageAnnualReturnSinceInception	0.76%
OnTrack Core Fund | OnTrack Core Fund Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	OnTrack Core Fund (the “Fund”) seeks total return while keeping the Fund’s volatility and downside risk below that of major equity market indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2016, the Fund’s portfolio turnover rate was 435% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	435.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser delegates execution of the Fund's investment strategy to the sub-adviser. The sub-advisor will use a flexible investment approach that emphasizes capital preservation, but allows the portfolio managers to adopt a less conservative posture and to increase emphasis on capital appreciation when they believe the additional risk is warranted by favorable market conditions. The sub-adviser seeks to achieve the Fund's investment objective by investing long-or-short primarily in stocks, bonds and commodities using the sub-adviser's technical and risk control strategies. However, the sub-adviser may choose to not allocate Fund assets to each group, depending upon market conditions. The sub-adviser executes stock investments primarily through: (1) individual stocks, (2) stock mutual funds, (3) stock exchange-traded funds ("ETFs"), (4) swap contracts on individual stocks, stock mutual funds and ETFs (5) stock index-based and sector-based futures contracts and (6) limited partnerships and limited liability companies (pooled vehicles); bond investments primarily through: (1) bond mutual funds, (2) bond ETFs and swap contracts on individual bond mutual funds and ETFs, and (3) limited partnerships and limited liability companies (pooled vehicles); and commodity investments primarily through: (1) commodity ETFs, (2) commodity-linked exchange-traded notes, (3) commodity-linked structured notes and (4) commodity futures contracts. The Fund limits its investment in privately placed pooled vehicles that are commonly known as hedge funds and excluded from the definition of investment company under Section 3(c)(1) or Section 3(c)(7) of the Investment Company Act of 1940, as amended,(the “1940 Act”) to no more than 10% of Fund assets. The Fund may invest 100% of its assets in ETFs and or mutual funds. The sub-adviser seeks total return from capital appreciation and income from both dividends and interest payments.

The Fund invests without restriction as to issuer or counterparty country or capitalization and without restriction as to bond credit quality, maturity, issuer type or structure. These investments may include significant allocations to lower quality rated corporate debt commonly known as “junk bonds.” Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). Bonds include mortgage-backed securities (“MBS”). The sub-adviser may invest in foreign countries including emerging markets. However, the sub-adviser focuses primarily on U.S. investments. The sub-adviser uses derivatives as substitutes for underlying assets and for risk management. The Fund does not invest more than 25% of its assets in swap contracts with any one counterparty. The sub-adviser takes short positions when it believes a specific asset or asset class will decline in price or to manage (hedge) the price risk of the long positions in the Fund’s portfolio. When the sub-adviser believes market conditions are appropriate, the Fund may borrow money from banks to make additional portfolio investments. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed). The sub-adviser engages in frequent trading to achieve the Fund’s investment objective, which results in turnover in excess of 100%. The Fund may, but is not required to be, fully invested; it may also be 100% in money market funds or other money market instruments as a defensive measure.

The Fund may use leverage achieved through the use of swaps and futures, as well as bank borrowings, and other instruments to leverage the returns of the Funds’ portfolio to take advantage of market opportunities. However, these instruments may also be used for hedging purposes.

The sub-adviser’s technical strategy is based on a form of technical analysis known as “chart analysis” that attempts to invest in up-trending assets that are expected to produce above average risk-adjusted returns. Up-trending assets are those with generally rising prices and down-trending assets are those with generally falling prices. The sub-adviser also uses this technique to take short positions in down-trending assets. The sub-adviser defines risk as expected return volatility and expected downside loss. Expected downside loss is also referred to as downside risk or drawdown risk.

The sub-adviser invests long in assets that it believes have up-trending prices and relatively attractive risk-adjusted returns; and invests short in assets that it believes have down-trending prices and relatively unattractive risk-adjusted returns, or to hedge portfolio risks. The sub-adviser sells long positions when it believes price trends or risk trends have become unattractive. The sub-adviser covers (buys back) short positions when price trends have turned neutral or up-trending, or risk trends have turned neutral, or when hedging is no longer needed.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund directly and indirectly through the Fund’s investment in mutual funds, ETFs and pooled vehicles.

• Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments.

• Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives, including futures contracts, will tend to magnify the Fund’s losses.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market securities also tend to be less liquid.

• Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Investment Risk: Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social and economic conditions.

• Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to reorganization proceeding may become worthless and are illiquid.

• Leverage Risk: Derivatives magnify losses because they require only a small investment relative to their notional amount. Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed.

• Management Risk: The sub-adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets.

• Mortgage-Backed Security Risk: MBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.

• Mutual Fund, ETF Risk and Pooled Vehicle Risk: Mutual funds, ETFs and pooled vehicles involve duplication of investment advisory fees and certain other expenses. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Pooled vehicles will not have all the protections of the 1940 Act such as governance standards, limits on leverage and fees including the structure of performance-based managed fees.

• Short Position Risk: The Fund’s short positions may result in a loss if the price of the short position instruments rise and it costs more to cover the short positions. In contrast to the Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited.

• Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Advisor Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Advisor Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.advisorspreferred.com or by calling 1-855-747-9555.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Advisor Class shares for each full calendar year since the Fund's inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-747-9555
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorspreferred.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Performance Bar Chart For Calendar Year Ended December 31st:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	5.19%	6/30/2016
Worst Quarter	(3.57)%	9/30/2014

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.57%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended December 31, 2016)
OnTrack Core Fund | OnTrack Core Fund Investor Class Shares | Barclays Capital U.S. 1-3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.26%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.09%	[1]
OnTrack Core Fund | OnTrack Core Fund Investor Class Shares | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.65%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.80%	[2]
OnTrack Core Fund | OnTrack Core Fund Investor Class Shares | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.96%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	13.55%	[3]
OnTrack Core Fund | OnTrack Core Fund Investor Class Shares | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OTRFX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	2.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 309
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	945
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,373
Annual Return 2014	rr_AnnualReturn2014	0.56%
Annual Return 2015	rr_AnnualReturn2015	(4.42%)
Annual Return 2016	rr_AnnualReturn2016	10.41%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.41%
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 15, 2013
OnTrack Core Fund | OnTrack Core Fund Investor Class Shares | Investor Class Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.26%
Since Inception	rr_AverageAnnualReturnSinceInception	0.93%
OnTrack Core Fund | OnTrack Core Fund Investor Class Shares | Investor Class Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.89%
Since Inception	rr_AverageAnnualReturnSinceInception	1.27%

[1]	The Barclays Capital 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
[2]	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed market securities, including government agency, corporate and mortgage backed securities. Investors cannot invest directly in an index.
[3]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[5]	The inception date of the Fund's Advisor Class Shares is June 21, 2013.
[6]	The inception date of the Fund's Investor Class Shares is January 15, 2013.